abrdn Funds

abrdn Focused Emerging Markets ex-China Active ETF

(the “Fund”)

Supplement dated August 4, 2025 to the Fund’s Prospectus and Statement of Additional
Information, each dated August 4, 2025

Effectively immediately, the Fund is not currently offered for sale.

Please retain this supplement for future reference.